Stock-Based Compensation - Stock-Based Compensation Expense (Details) - 2018 Equity Inducement Plan and 2016 Employee Stock Purchase Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employees
Employee Service Share Based Compensation Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 14,237	$ 7,111	$ 8,038
Non- Employees
Employee Service Share Based Compensation Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	11,437	0	0
Research and development | Employees
Employee Service Share Based Compensation Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	2,910	2,591	2,723
Research and development | Non- Employees
Employee Service Share Based Compensation Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	11,328	0	0
General and administrative | Employees
Employee Service Share Based Compensation Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	11,327	4,520	5,315
General and administrative | Non- Employees
Employee Service Share Based Compensation Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 109	$ 0	$ 0